SHARE-BASED COMPENSATION (Details 7) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
[Subordinate Voting Shares [Member]] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable		259,462,609
Warrants outstanding		259,462,609
MedMax Corp Redeemable Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable		97,430,456
Warrants outstanding		97,430,456
Warrant [Member]
Class of Warrant or Right [Line Items]
Beginning Balance	356,893,065
Weighted Average Exercise Price, Beginning balance	$ 0.33
Issued	135,716,660
Weighted Average Exercise Price, issued	$ 0.29
Exercised	8,807,605
Weighted Average Exercise Price, exercised	$ 0.18
Ending Balance	483,802,120
Weighted Average Exercise Price, Ending	$ 0.32
Warrant [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		155,454,644	30,234,355
Weighted Average Exercise Price, Beginning balance		$ 0.71	$ 4.48
Issued		408,361,467	145,695,591
Weighted Average Exercise Price, issued		$ 0.21	$ 0.58
Cancelled		(148,037,373)	(20,475,302)
Weighted Average Exercise Price, Cancelled		$ 0.23	$ 4.66
Exercised		(58,885,673)
Weighted Average Exercise Price, exercised		$ 0.20
Ending Balance		356,893,065
Weighted Average Exercise Price, Ending		$ 0.33
Warrants Exercisable		356,893,065
Warrants outstanding		356,893,065
Warrant [Member] | [Subordinate Voting Shares [Member]]
Class of Warrant or Right [Line Items]
Beginning Balance	259,462,609
Issued	135,716,660
Exercised	8,807,605
Ending Balance	386,371,664
Warrant [Member] | [Subordinate Voting Shares [Member]] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		114,998,915	12,999,815
Issued		260,852,951	105,239,862
Cancelled		(107,581,650)	(3,240,762)
Exercised		(8,807,607)
Ending Balance		259,462,609
Weighted Average Exercise Price, issued		$4.29
Warrants Exercisable		2,039,627
Weighted Average Remaining Life in Years		10 months 24 days
Warrants outstanding		2,039,627
Warrant [Member] | MedMax Corp Redeemable Shares [Member]
Class of Warrant or Right [Line Items]
Beginning Balance	97,430,456
Issued
Exercised
Ending Balance	97,430,456
Warrant [Member] | MedMax Corp Redeemable Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning Balance		40,455,729	17,234,540
Issued		147,508,516	40,455,729
Cancelled		(40,455,723)	(17,234,540)
Exercised		(50,078,066)
Ending Balance		97,430,456
Weighted Average Exercise Price, issued		$0.34
Warrants Exercisable		40,455,732
Weighted Average Remaining Life in Years		4 years 1 month 6 days
Warrants outstanding		40,455,732
Warrant One [Member] | [Subordinate Voting Shares [Member]] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, issued		$3.16 - $3.72
Warrants Exercisable		9,737,782
Weighted Average Remaining Life in Years		10 months 24 days
Warrants outstanding		9,737,782
Warrant One [Member] | MedMax Corp Redeemable Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, issued		$0.20
Warrants Exercisable		38,345,772
Weighted Average Remaining Life in Years		4 years 4 months 24 days
Warrants outstanding		38,345,772
Warrant Two [Member] | [Subordinate Voting Shares [Member]] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, issued		$1.01 - $1.17
Warrants Exercisable		3,346,161
Weighted Average Remaining Life in Years		1 year 4 months 24 days
Warrants outstanding		3,346,161
Warrant Two [Member] | MedMax Corp Redeemable Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, issued		$0.15
Warrants Exercisable		18,628,952
Weighted Average Remaining Life in Years		4 years 2 months 12 days
Warrants outstanding		18,628,952
Warrant Three [Member] | [Subordinate Voting Shares [Member]] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, issued		$0.15 - $0.46
Warrants Exercisable		244,339,039
Weighted Average Remaining Life in Years		4 years
Warrants outstanding		244,339,039